Unaudited Condensed Interim Consolidated Statements of Shareholders’ Equity (Parentheticals) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Restricted stock units at $73.60 per share
Stock price		$ 73.6	$ 73.6
Restricted stock units at $44.40 per share
Stock price		$ 44.4	$ 44.4
Restricted stock units at $4.11 per share
Stock price	$ 4.11